Expense Example, No Redemption - U.S. Government Securities Fund	Aug. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 142
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	778
Expense Example, No Redemption, 10 Years	1,511
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	467
Expense Example, No Redemption, 5 Years	809
Expense Example, No Redemption, 10 Years	$ 1,279